Convertible notes receivable (Details) - CAD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 10, 2019	Dec. 28, 2018	Jul. 26, 2018	Aug. 14, 2017	May 31, 2019	May 31, 2018	Apr. 10, 2021
Convertible notes receivable
Convertible notes receivable					$ 32,230	$ 18,071
Deduct - current portion					(11,500)	(1,942)
Convertible notes receivable, noncurrent					20,730	16,129
Unrealized (loss) gain on recognition of convertible notes					(3,399)	4,135
Convertible notes receivable
Convertible notes receivable
Purchase of Convertible notes					19,500	14,001
Unrealized (loss) gain on recognition of convertible notes					$ (3,399)	5,943
Volatility					70.00%
Forfeiture rate					0.00%
Dividend yield					0.00%
Convertible notes receivable | Minimum
Convertible notes receivable
Risk-free rate					0.85%
Convertible notes receivable | Maximum
Convertible notes receivable
Risk-free rate					1.51%
Copperstate Farms Investors, LLC
Convertible notes receivable
Convertible notes receivable						1,942
HydRx Farms Ltd.(d/b/a Scientus Pharma)
Convertible notes receivable
Convertible notes receivable					$ 11,500	$ 16,129
HydRx Farms Ltd.(d/b/a Scientus Pharma) | Secured
Convertible notes receivable
Convertible notes receivable					11,500
Purchase of Convertible notes				$ 11,500
Interest rate (as a percent)				8.00%
Convertible notes receivable, term				2 years
Conversion price (in Canadian dollars per share)				$ 2.75
Price per share (in Canadian dollars per share)				$ 3.02
Number of days traded				30 days
Loss from change in fair value					4,629
Fire & Flower Inc.
Convertible notes receivable
Convertible notes receivable					11,166
Fire & Flower Inc. | Unsecured
Convertible notes receivable
Convertible notes receivable					11,166
Purchase of Convertible notes			$ 10,000
Interest rate (as a percent)			8.00%
Loss from change in fair value					1,166
Interest rate on loans (as a percent)			12.00%
Fire & Flower Inc. | Unsecured | Minimum
Convertible notes receivable
Conversion price (in Canadian dollars per share)			$ 1.15
10330698 Canada Ltd. (d/b/a Starbuds)
Convertible notes receivable
Convertible notes receivable					5,204
10330698 Canada Ltd. (d/b/a Starbuds) | Secured
Convertible notes receivable
Convertible notes receivable					5,204
Purchase of Convertible notes		$ 5,000
Interest rate (as a percent)		8.50%
Conversion price (in Canadian dollars per share)		$ 0.50
Loss from change in fair value					204
High Tide Inc
Convertible notes receivable
Convertible notes receivable					4,360
High Tide Inc | Unsecured
Convertible notes receivable
Convertible notes receivable					4,360
Purchase of Convertible notes	$ 4,500
Interest rate (as a percent)	10.00%
Conversion price (in Canadian dollars per share)							$ 0.75
Loss from change in fair value					$ 140
Number of shares held by the entity					6,000,000